Segmented Information (Tables)	6 Months Ended
Apr. 30, 2023
Segmented Information [Abstract]
Schedule of company’s non-current assets by geographical location
April 30, 2023	Canada	United States	Europe	Asia	Total

Intangible assets	$–	$37,587	$37,587	$50,115	$125,289
Property and equipment	–	–	–	9,773	9,773
Restricted cash	14,730	–	–	–	14,730
ROU asset	–	–	–	4,343	4,343
	$14,730	$37,587	$37,587	$64,231	$154,135
October 31, 2022	Canada	United States	Europe	Asia	Total

Intangible assets	$–	$39,079	$39,079	$52,106	$130,264
Property and equipment	–	–	–	12,902	12,902
Restricted cash	14,653	–	–	–	14,653
ROU asset	–	–	–	35,730	35,730
Deferred offering costs	–	198,173	–	–	198,173
	$14,653	$237,252	$39,079	$100,738	$391,722